FAIR VALUE MEASURES - Plan Investments Measured at Fair Value (Details) - EBP 112 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 270,834,244	$ 260,648,556
Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	116,961,428	117,142,200
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	116,961,428	117,142,200
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	102,134,093	100,937,964
Registered investment companies | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	102,134,093	100,937,964
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	102,134,093	100,937,964
Registered investment companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Registered investment companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Quaker Chemical Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,809,221	12,445,378
Quaker Chemical Corporation Stock Fund | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,809,221	12,445,378
Quaker Chemical Corporation Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,809,221	12,445,378
Quaker Chemical Corporation Stock Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Quaker Chemical Corporation Stock Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Participant-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,018,114	3,758,858
Participant-directed brokerage accounts | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,018,114	3,758,858
Participant-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,018,114	3,758,858
Participant-directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Participant-directed brokerage accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	153,872,816	143,506,356
Collective trust funds | Net Asset Value (NAV)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 153,872,816	$ 143,506,356